As filed with the Securities and Exchange Commission on February 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

THE OSTERWEIS FUND
INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 82.9%
Aerospace & Defense: 3.3%
784,300	DigitalGlobe, Inc. 1	$24,870,153
340,380	Honeywell International, Inc.	18,094,601
		42,964,754
Beverages: 1.9%
336,075	Diageo Plc - ADR	24,980,455
Chemicals: 2.7%
167,524	FMC Corp.	13,383,492
683,438	Nalco Holding Company	21,829,010
		35,212,502
Commercial Banks: 1.3%
594,010	First Republic Bank 1	17,297,571
Commercial Services & Supplies: 5.9%
896,705	Avery Dennison Corp.	37,966,489
1,267,202	Republic Services, Inc.	37,838,652
		75,805,141
Communications Equipment: 1.0%
270,255	Qualcomm, Inc.	13,374,920
Computers & Peripherals: 1.9%
573,155	Hewlett Packard Co.	24,129,825
Containers & Packaging: 3.4%
1,295,880	Crown Holdings, Inc. 1	43,256,474
Diversified Financial Services: 2.1%
5,577,700	Citigroup, Inc. 1	26,382,521
Electronic Equipment, Instruments & Components: 2.0%
788,393	Avnet, Inc. 1	26,040,621
Food & Staples Retailing: 2.0%
1,164,570	Safeway, Inc.	26,191,179
Food Products: 3.6%
695,133	Cosan Limited	9,467,712
297,440	Nestle SA 2	17,416,941
631,880	Unilever NV - ADR	19,841,032
		46,725,685
Gas Utilities: 2.7%
2,015,375	Questar Corp.	35,087,679
Health Care Equipment & Supplies: 6.6%
432,360	Gen-Probe Inc. 1	25,228,206
969,380	Medtronic, Inc.	35,954,304
447,535	Teleflex, Inc.	24,081,859
		85,264,369
Health Care Providers & Services: 2.1%
1,324,020	HealthSouth Corp. 1	27,420,454
Insurance: 4.0%
1,168,965	Symetra Financial Corp.	16,014,820
679,477	Transatlantic Holdings, Inc.	35,074,603
		51,089,423
IT Services: 3.3%
391,641	Computer Sciences Corp.	19,425,394
1,778,805	Redecard SA 2	22,556,533
		41,981,927
Life Sciences Tools & Services: 2.6%
804,780	Agilent Technologies, Inc. 1	33,342,035

Multiline Retail: 1.4%
1,594,830	Marks & Spencer Group Plc - ADR	18,340,545
Oil, Gas & Consumable Fuels: 7.7%
290,715	Apache Corp.	34,661,949
278,745	Occidental Petroleum Corp.	27,344,885
1,501,210	Williams Companies, Inc.	37,109,911
		99,116,745
Pharmaceuticals: 8.8%
474,210	Bayer AG - ADR	34,788,046
539,505	Johnson & Johnson	33,368,384
1,608,693	Valeant Pharmaceuticals International, Inc.	45,509,925
		113,666,355
Software: 10.1%
1,129,970	CA, Inc.	27,616,467
3,868,338	Compuware Corp. 1	45,143,505
1,394,070	Microsoft Corp.	38,922,434
930,060	Websense, Inc. 1	18,833,715
		130,516,121
Water Utilities: 2.5%
1,245,720	American Water Works Co., Inc.	31,504,259
TOTAL COMMON STOCKS
(Cost $869,699,443)		1,069,691,560

PARTNERSHIPS & TRUSTS: 6.5%
Oil, Gas & Consumable Fuels: 6.5%
499,060	Energy Transfer Equity L.P.	19,498,274
948,190	Enterprise Products Partners L.P.	39,454,186
430,182	Magellan Midstream Partners L.P.	24,305,283
		83,257,743
TOTAL PARTNERSHIPS & TRUSTS
(Cost $53,704,044)		83,257,743

Principal Amount		Value
BONDS: 3.1%
CORPORATE BONDS: 3.1%
Aerospace & Defense: 0.4%
	DigitalGlobe, Inc.
4,000,000	10.500%, 05/01/2014	4,585,000
Food & Staples Retailing: 0.4%
	Albertsons, Inc.
5,000,000	7.500%, 02/15/2011	5,031,250
Health Care Providers & Services: 1.5%
	HealthSouth Corp.
18,530,000	10.750%, 06/15/2016	20,058,725
Multiline Retail: 0.8%
	Dollar General Corp.
10,000,000	10.625%, 07/15/2015	10,925,000
TOTAL CORPORATE BONDS
(Cost $40,090,744)		40,599,975
TOTAL BONDS
(Cost $40,090,744)		40,599,975

Shares		Value
SHORT-TERM INVESTMENTS: 8.0%
103,811,759	Federated U.S. Treasury Cash Reserve, 0.000% 3	103,811,759
TOTAL SHORT-TERM INVESTMENTS
(Cost $103,811,759)		103,811,759
TOTAL INVESTMENTS IN SECURITIES: 100.5%
(Cost $1,067,305,990)		1,297,361,037
Liabilities in Excess of Other Assets: (0.5)%		(6,673,089)
TOTAL NET ASSETS: 100.0%		$1,290,687,948

	ADR - American Depository Receipt
1	Non-income producing security.
2	Foreign issued security.
3	Seven-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

Cost of investments		$1,067,930,300
Gross unrealized appreciation		235,552,363
Gross unrealized depreciation		(6,121,626)
Net unrealized appreciation		$229,430,737

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2010 (Unaudited)

The Osterweis Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010

	Level 1		Level 2		Level 3
Common Stock		$1,069,691,560	$	---	$	---

Partnerships & Trusts		$83,257,743	$	---	$	---

Corporate Bonds	$	---		$40,599,975	$	---

Short-Term Investments		$103,811,759	$	---	$	---

Total Investments in Securities		$1,256,761,062		$40,599,975	$	---

THE OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Principal Amount		Value
BONDS: 86.4%
CORPORATE BONDS: 64.4%
Aerospace & Defense: 3.0%
	DigitalGlobe, Inc.
14,861,000	10.500%, 05/01/2014	$17,034,421
	GeoEye, Inc.
20,275,000	9.625%, 10/01/2015	23,012,125
2,750,000	8.625%, 10/01/2016	2,887,500
		42,934,046
Auto Components: 1.3%
	Stoneridge, Inc.
17,150,000	9.500%, 10/15/2017 1	18,607,750
Beverages: 0.4%
	Cott Beverages, Inc.
5,620,000	8.125%, 09/01/2018	6,083,650
Chemicals: 3.0%
	Ferro Corp.
5,000,000	7.875%, 08/15/2018	5,300,000
	Kraton Polymers LLC
10,360,000	8.125%, 01/15/2014	10,308,200
	Nalco Co.
27,089,000	8.875%, 11/15/2013	27,647,711
		43,255,911
Commercial Services & Supplies: 0.6%
	American Reprographics Co.
7,500,000	10.500%, 12/15/2016 1	7,893,750
Construction & Engineering: 0.9%
	H & E Equipment Services, Inc.
5,991,000	8.375%, 07/15/2016	6,140,775
	United Rentals North America, Inc.
6,000,000	10.875%, 06/15/2016	6,885,000
		13,025,775
Consumer Finance: 1.3%
	SLM Corp.
5,000,000	0.518%, 10/25/2011 2	4,931,100
12,936,000	5.400%, 10/25/2011	13,166,856
		18,097,956
Containers & Packaging: 1.1%
	Owens-Brockway Glass Container, Inc.
15,350,000	6.750%, 12/01/2014	15,695,375
Diversified Consumer Services: 0.9%
	Stewart Enterprises, Inc.
12,391,000	6.250%, 02/15/2013	12,468,444
Diversified Telecommunication Services: 1.6%
	Sprint Capital Corp.
22,005,000	7.625%, 01/30/2011	22,087,519
Electrical Equipment: 1.1%
	Coleman Cable, Inc.
11,500,000	9.000%, 02/15/2018	11,960,000
	Polypore International, Inc.
3,000,000	7.500%, 11/15/2017 1	3,075,000
		15,035,000

Energy Equipment & Services: 0.2%
	Dresser-Rand Group, Inc.
3,250,000	7.375%, 11/01/2014	3,347,500
Food & Staples Retailing: 4.5%
	Albertsons, Inc.
25,625,000	7.250%, 05/01/2013	25,817,187
	Stater Bros. Holdings, Inc.
27,225,000	8.125%, 06/15/2012	27,279,450
	Susser Holdings, LLC
10,000,000	8.500%, 05/15/2016	10,775,000
		63,871,637
Food Products: 0.4%
	Pilgrim's Pride Corp.
5,000,000	7.875%, 12/15/2018 1	5,000,000
Health Care Providers & Services: 2.8%
	HCA, Inc.
2,750,000	7.875%, 02/01/2011	2,770,625
	Healthsouth Corp.
29,057,000	10.750%, 06/15/2016	31,454,203
	IASIS Capital Corp.
5,000,000	8.750%, 06/15/2014	5,156,250
		39,381,078
Hotels, Restaurants & Leisure: 4.1%
	Carrols Corp.
25,764,000	9.000%, 01/15/2013	25,957,230
	CKE Restaurants, Inc.
7,000,000	11.375%, 07/15/2018	7,787,500
	O'Charleys, Inc.
12,150,000	9.000%, 11/01/2013	12,423,375
	Royal Caribbean Cruises Ltd.
9,500,000	8.750%, 02/02/2011	9,606,875
1,750,000	11.875%, 07/15/2015	2,170,000
		57,944,980
Industrial Conglomerates: 0.8%
	Icahn Enterprises, L.P.
8,000,000	7.750%, 01/15/2016	8,040,000
	Otter Tail Corp.
3,400,000	9.000%, 12/15/2016	3,697,500
		11,737,500
IT Services: 1.4%
	Lender Processing Services, Inc.
2,000,000	8.125%, 07/01/2016	2,060,000
	Unisys Corp.
7,369,000	12.750%, 10/15/2014 1	8,750,687
7,500,000	14.250%, 09/15/2015 1	8,981,250
		19,791,937
Machinery: 1.6%
	Gardner Denver, Inc.
5,930,000	8.000%, 05/01/2013	6,063,425
	Manitowoc, Inc.
16,925,000	7.125%, 11/01/2013	17,157,719
		23,221,144
Media: 6.4%
	Interpublic Group, Inc.
9,000,000	10.000%, 07/15/2017	10,575,000
	Lions Gate Entertainment Corp.
19,515,000	10.250%, 11/01/2016 1	20,441,963
	MDC Partners, Inc.

8,500,000	11.000%, 11/01/2016 1	9,328,750
11,250,000	11.000%, 11/01/2016	12,459,375
	Rainbow National Services LLC
26,113,000	8.750%, 09/01/2012 1	26,308,847
	Regal Entertainment Group
11,200,000	9.125%, 08/15/2018	11,984,000
		91,097,935
Multiline Retail: 3.2%
	Dollar General Corp.
15,000,000	10.625%, 07/15/2015	16,387,500
19,518,000	11.875%, 07/15/2017	22,738,470
	Saks, Inc.
6,350,000	9.875%, 10/01/2011	6,683,375
		45,809,345
Oil, Gas & Consumable Fuels: 6.1%
	Arch Western Finance LLC
9,821,000	6.750%, 07/01/2013	9,968,315
	Bill Barrett Corp.
4,355,000	9.875%, 07/15/2016	4,801,387
	Genesis Energy L.P.
2,000,000	7.875%, 12/15/2018 1	1,995,000
	Linn Energy, LLC
25,550,000	11.750%, 05/15/2017	29,382,500
	Raam Global Energy Co.
12,250,000	12.500%, 10/01/2015 1	12,632,812
	Stone Energy Corp.
9,025,000	8.625%, 02/01/2017	9,205,500
	Targa Resource Partners L.P.
16,050,000	11.250%, 07/15/2017	18,457,500
		86,443,014
Personal Products: 2.2%
	Elizabeth Arden, Inc.
31,000,000	7.750%, 01/15/2014	31,600,625
Road & Rail: 7.2%
	Hertz Corp.
2,793,000	7.400%, 03/01/2011	2,820,930
5,053,000	7.625%, 06/01/2012	5,204,590
41,614,000	8.875%, 01/01/2014	42,758,385
	Kansas City Southern de Mexico
21,025,000	12.500%, 04/01/2016	25,755,625
	Kansas City Southern Railway Co.
8,452,000	13.000%, 12/15/2013	10,100,140
	Swift Services Holdings, Inc.
15,000,000	10.000%, 11/15/2018 1	15,787,500
		102,427,170
Specialty Retail: 5.9%
	Brown Shoe Inc.
29,050,000	8.750%, 05/01/2012	29,703,625
	Collective Brands, Inc.
9,972,000	8.250%, 08/01/2013	10,196,370
	RSC Holdings, Inc.
17,000,000	9.500%, 12/01/2014	17,935,000
	Sonic Automotive, Inc.
2,000,000	9.000%, 03/15/2018	2,115,000
	UCI Holdco, Inc.
24,162,395	9.250%, 12/15/2013 2	24,222,801
		84,172,796

Tobacco: 2.0%
	Alliance One International, Inc.
27,571,000	10.000%, 07/15/2016	28,398,130
Trading Companies & Distributors: 0.4%
	Wesco Distribution, Inc.
5,700,000	7.500%, 10/15/2017	5,792,625
TOTAL CORPORATE BONDS
(Cost $890,727,536)		915,222,592
CONVERTIBLE BONDS: 22.0%
Aerospace & Defense: 0.4%
	GenCorp, Inc.
5,500,000	4.063%, 12/31/2039	5,183,750
Beverages: 1.1%
	Central European Distribution Corp.
16,000,000	3.000%, 03/15/2013	14,920,000
Capital Markets: 0.7%
	Knight Capital Group, Inc.
10,000,000	3.500%, 03/15/2015 1	9,550,000
Chemicals: 0.6%
	LSB Industries, Inc.
8,895,000	5.500%, 07/01/2012	9,117,375
Communications Equipment: 0.3%
	Comtech Telecommunications Corp.
4,000,000	3.000%, 05/01/2029	4,180,000
Computers & Peripherals: 1.2%
	Sandisk Corp.
18,250,000	1.000%, 05/15/2013	17,656,875
Diversified Consumer Services: 0.7%
	Stewart Enterprises, Inc.
10,315,000	3.125%, 07/15/2014	10,005,550
Electronic Equipment, Instruments & Components: 1.1%
	L-1 Identity Solutions, Inc.
16,185,000	3.750%, 05/15/2027	16,225,462
Energy Equipment & Services: 1.1%
	Willbros Group, Inc.
15,147,000	6.500%, 12/15/2012 1	15,696,079
Food & Staples Retailing: 1.3%
	Spartan Stores, Inc.
13,102,000	3.375%, 05/15/2027	12,479,655
	SUPERVALU, Inc.
15,511,000	Zero Coupon, 11/02/2031	6,088,067
		18,567,722
Health Care Equipment & Supplies: 2.3%
	Alere, Inc.
4,240,000	3.000%, 05/15/2016	4,510,300
	Hologic, Inc.
2,750,000	2.000%, 12/15/2037	2,588,438
	Integra LifeSciences Holdings Corp.
7,000,000	2.375%, 06/01/2012 1	7,035,000
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	19,148,250
		33,281,988
Industrial Conglomerates: 2.0%
	Icahn Enterprises, L.P.
29,739,000	4.000%, 08/15/2013 1,2	28,140,529
IT Services: 0.4%
	Euronet Worldwide, Inc.
5,650,000	3.500%, 10/15/2025	5,614,688

Leisure Equipment & Products: 1.6%
		Smith & Wesson Holding Corp.
22,955,000		4.000%, 12/15/2026	22,840,225
Marine: 0.2%
		DryShips Inc.
2,500,000		5.000%, 12/01/2014	2,575,000
Media: 0.4%
		Lions Gate Entertainment Corp.
5,505,000		2.938%, 10/15/2024	5,436,187
Oil, Gas & Consumable Fuels: 1.8%
		Bill Barrett Corp.
1,700,000		5.000%, 03/15/2028	1,755,250
		Green Plains Renewable Energy, Inc.
3,000,000		5.750%, 11/01/2015 1	3,131,250
		Penn Virginia Corp.
20,122,000		4.500%, 11/15/2012	20,021,390
			24,907,890
Professional Services: 1.7%
		School Specialty, Inc.
24,610,000		3.750%, 11/30/2026	24,117,800
Software: 2.4%
		Cadence Design Systems, Inc.
5,000,000		2.625%, 06/01/2015 1	6,343,750
		Mentor Graphics Corp.
25,959,000		6.250%, 03/01/2026	27,776,130
			34,119,880
Specialty Retail: 0.7%
		Charming Shoppes, Inc.
12,061,000		1.125%, 05/01/2014	10,131,240
TOTAL CONVERTIBLE BONDS
(Cost $290,797,820)			312,268,240
TOTAL BONDS
(Cost $1,181,525,356)			1,227,490,832

Shares			Value
CONVERTIBLE PREFERRED STOCKS: 0.5%
Household Durables: 0.1%
11,500		Stanley Black & Decker, Inc.	1,248,210
Oil, Gas & Consumable Fuels: 0.4%
90,000		Apache Corp.	5,963,400
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,742,500)			7,211,610

SHORT-TERM INVESTMENTS: 11.2%
160,233,745		Federated U.S. Treasury Cash Reserve, 0.000% 3	160,233,745
TOTAL SHORT-TERM INVESTMENTS
(Cost $160,233,745)			160,233,745
TOTAL INVESTMENTS IN SECURITIES: 98.1%
(Cost $1,347,501,601)			1,394,936,187
Other Assets in Excess of Liabilities: 1.9%			26,421,965
TOTAL NET ASSETS: 100.0%			$1,421,358,152

	1
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At December 31, 2010, the value of these securities amounted to $208,699,917 or 14.7% of net assets.

	2	Variable rate security; rate shown is the rate in effect on December 31, 2010.
	3	Seven-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

Cost of investments	$1,348,524,095
Gross unrealized appreciation	49,702,918
Gross unrealized depreciation	(3,290,826)
Net unrealized appreciation	$46,412,092

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2010 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010.

	Level 1		Level 2		Level 3

Corporate Bonds	$	---		$915,222,592	$	---

Convertible Bonds	$	---		$312,268,240	$	---

Convertible Preferred Stocks		$7,211,610	$	---	$	---

Short-Term Investments		$160,233,745	$	---	$	---

Total Investments in Securities		$167,445,355		$1,227,490,832	$	---

THE OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 56.7%
Aerospace & Defense: 2.1%
10,620	DigitalGlobe, Inc. 1	$336,761
2,815	Honeywell International, Inc.	149,645
		486,406
Beverages: 1.6%
4,890	Diageo Plc - ADR	363,474
Chemicals: 1.5%
1,970	FMC Corp.	157,383
6,315	Nalco Holding Company	201,701
		359,084
Commercial Banks: 0.8%
6,145	First Republic Bank 1	178,942
Commercial Services & Supplies: 3.1%
6,565	Avery Dennison Corp.	277,962
14,690	Republic Services, Inc.	438,643
		716,605
Communications Equipment: 0.6%
2,950	Qualcomm, Inc.	145,996
Computers & Peripherals: 2.0%
10,865	Hewlett Packard Co.	457,417
Containers & Packaging: 1.9%
13,450	Crown Holdings, Inc. 1	448,961
Diversified Financial Services: 1.3%
62,415	Citigroup, Inc. 1	295,223
Electronic Equipment, Instruments & Components: 1.5%
10,355	Avnet, Inc. 1	342,026
Food & Staples Retailing: 1.3%
13,310	Safeway, Inc.	299,342
Food Products: 3.1%
10,715	Cosan Limited	145,938
3,295	Nestle SA - ADR	193,812
12,130	Unilever NV - ADR	380,882
		720,632
Gas Utilities: 1.9%
25,490	Questar Corp.	443,781
Health Care Equipment & Supplies: 4.4%
6,710	Gen-Probe Inc. 1	391,529
10,305	Medtronic, Inc.	382,212
4,930	Teleflex, Inc.	265,283
		1,039,024
Health Care Providers & Services: 2.0%
23,040	HealthSouth Corp. 1	477,158
Insurance: 3.1%
20,165	Symetra Financial Corp.	276,261
8,745	Transatlantic Holdings, Inc.	451,416
		727,677
IT Services: 3.3%
9,245	Computer Sciences Corp.	458,551
23,595	Redecard SA 2	299,202
		757,753
Life Sciences Tools & Services: 1.8%
10,420	Agilent Technologies, Inc. 1	431,700

Multiline Retail: 0.9%
17,925	Marks & Spencer Group Plc - ADR	206,138
Oil, Gas & Consumable Fuels: 4.5%
3,455	Apache Corp.	411,939
2,905	Occidental Petroleum Corp.	284,981
14,030	Williams Companies, Inc.	346,822
		1,043,742
Pharmaceuticals: 5.8%
6,210	Bayer AG - ADR	455,567
7,325	Johnson & Johnson	453,051
15,894	Valeant Pharmaceuticals International, Inc.	449,641
		1,358,259
Software: 6.3%
10,585	CA, Inc.	258,697
37,580	Compuware Corp. 1	438,559
16,115	Microsoft Corp.	449,930
15,395	Websense, Inc. 1	311,749
		1,458,935
Water Utilities: 1.9%
17,840	American Water Works Co., Inc.	451,174
TOTAL COMMON STOCKS
(Cost $12,092,289)		13,209,449

PARTNERSHIPS & TRUSTS: 3.9%
Oil, Gas & Consumable Fuels: 3.9%
7,585	Energy Transfer Equity L.P.	296,346
7,030	Enterprise Products Partners L.P.	292,518
5,490	Magellan Midstream Partners L.P.	310,185
		899,049
TOTAL PARTNERSHIPS & TRUSTS
(Cost $830,084)		899,049

CONVERTIBLE PREFERRED STOCKS: 1.6%
Household Durables: 1.6%
3,500	Stanley Black & Decker, Inc.	379,890
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $350,000)		379,890

Principal Amount		Value
BONDS: 34.0%
CORPORATE BONDS: 26.8%
Aerospace & Defense: 1.9%
	DigitalGlobe, Inc.
150,000	10.500%, 05/01/2014	171,938
	GeoEye, Inc.
250,000	8.625%, 10/01/2016	262,499
		434,437
Chemicals: 1.3%
	Nalco Co.
300,000	8.875%, 11/15/2013	306,188
Containers & Packaging: 1.1%
	Owens-Brockway Glass Container, Inc.
250,000	6.750%, 12/01/2014	255,625
Diversified Consumer Services: 0.9%
	Stewart Enterprises, Inc.
200,000	6.250%, 02/15/2013	201,250

Food & Staples Retailing: 1.5%
	Albertsons, Inc.
350,000	7.250%, 05/01/2013	352,625
Hotels, Restaurants & Leisure: 1.3%
	Carrols Corp.
300,000	9.000%, 01/15/2013	302,250
Machinery: 1.3%
	Manitowoc, Inc.
300,000	7.125%, 11/01/2013	304,125
Media: 0.9%
	Lions Gate Entertainment Corp.
200,000	10.250%, 11/01/2016 3	209,500
Multiline Retail: 0.9%
	Dollar General Corp.
200,000	10.625%, 07/15/2015	218,500
Oil, Gas & Consumable Fuels: 5.5%
	Bill Barrett Corp.
350,000	9.875%, 07/15/2016	385,875
	Denbury Resources, Inc.
131,000	7.500%, 04/01/2013	132,965
	Raam Global Energy Co.
250,000	12.500%, 10/01/2015 3	257,813
	Stone Energy Corp.
150,000	8.625%, 02/01/2017	153,000
	Targa Resource Partners L.P.
300,000	11.250%, 07/15/2017	345,000
		1,274,653
Personal Products: 1.4%
	Elizabeth Arden, Inc.
315,000	7.750%, 01/15/2014	321,103
Road & Rail: 4.4%
	Hertz Corp.
350,000	8.875%, 01/01/2014	359,625
	Kansas City Southern de Mexico
350,000	12.500%, 04/01/2016	428,750
	Kansas City Southern Railway Co.
200,000	13.000%, 12/15/2013	239,000
		1,027,375
Specialty Retail: 3.3%
	Brown Shoe Inc.
300,000	8.750%, 05/01/2012	306,750
	Collective Brands, Inc.
450,000	8.250%, 08/01/2013	460,125
		766,875
Tobacco: 1.1%
	Alliance One International, Inc.
250,000	10.000%, 07/15/2016	257,500
TOTAL CORPORATE BONDS
(Cost $6,178,114)		6,232,006
CONVERTIBLE BONDS: 7.2%
Beverages: 0.8%
	Central European Distribution Corp.
200,000	3.000%, 03/15/2013	186,500
Energy Equipment & Services: 1.1%
	Willbros Group, Inc.
250,000	6.500%, 12/15/2012 3	259,063

Health Care Equipment & Supplies: 1.1%
		Alere, Inc.
250,000		3.000%, 05/15/2016	265,938
Industrial Conglomerates: 0.8%
		Icahn Enterprises, L.P.
200,000		4.000%, 08/15/2013 3,4	189,250
Leisure Equipment & Products: 0.9%
		Smith & Wesson Holding Corp.
200,000		4.000%, 12/15/2026	198,999
Oil, Gas & Consumable Fuels: 1.5%
		Penn Virginia Corp.
343,000		4.500%, 11/15/2012	341,285
Professional Services: 1.0%
		School Specialty, Inc.
250,000		3.750%, 11/30/2026	245,000
TOTAL CONVERTIBLE BONDS
(Cost $1,639,859)			1,686,035
TOTAL BONDS
(Cost $7,817,973)			7,918,041

Shares			Value
SHORT-TERM INVESTMENTS: 3.7%
852,315		Federated U.S. Treasury Cash Reserve, 0.000% 5	852,315
TOTAL SHORT-TERM INVESTMENTS
(Cost $852,315)			852,315
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $21,942,661)			23,258,744
Other Assets in Excess of Liabilities: 0.1%			19,276
TOTAL NET ASSETS: 100.0%			$23,278,020

	ADR - American Depoistory Receipt
	1	Non-income producing security.
	2	Foreign issued security.
	3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $915,626 or 3.9% of net assets.

	4	Variable rate security; rate shown is the rate in effect on December 31, 2010.
	5	Seven-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

Cost of investments			$21,942,661
Gross unrealized appreciation			1,431,449
Gross unrealized depreciation			(115,366)
Net unrealized appreciation			$1,316,083

+Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments since the Fund has not yet had a fiscal year end.

Summary of Fair Value Disclosure at December 31, 2010 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010.

	Level 1		Level 2		Level 3
Common Stocks		$13,209,449	$	---	$	---

Convertible Preferred Stocks		$379,890	$	---	$	---

Partnerships & Trusts		$899,049	$	---	$	---

Corporate Bonds	$	---		$6,232,006	$	---

Convertible Bonds	$	---		$1,686,035	$	---

Short-Term Investments		$852,315	$	---	$	---

Total Investments in Securities		$15,340,703		$7,918,041	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Felkeis
                                                Eric W. Falkeis, President

Date   February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date February 23, 2011

By (Signature and Title) * /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer
Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.

The Osterweis Funds 12.31.10 N-Q